SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description	Shares	Value
Common Stock (91.91%)

Belgium (1.83%)
KBC Group NV	18,619	$858,457

Canada (7.13%)
CAE Inc	18,286	228,551
Constellation Software Inc/Canada	1,561	1,402,712
Element Fleet Management Corp	272,538	1,715,629
Total Canada		3,346,892

China (5.57%)
Alibaba Group Holding Ltd*	6,832	1,328,687
Ping An Insurance Group Co of China Ltd	131,100	1,288,014
Total China		2,616,701

Denmark (1.47%)
Ambu A/S	28,394	689,726

Finland (2.67%)
Nokia Oyj	404,160	1,252,896

France (11.50%)
BNP Paribas SA	18,453	557,011
L'Oreal SA	6,285	1,647,508
Safran SA	2,478	217,900
Thales SA	16,556	1,387,526
TOTAL SA	22,867	887,965
Valeo SA	41,821	699,794
Total France		5,397,704

Germany (5.91%)
adidas AG	4,113	929,225
Beiersdorf AG	13,627	1,383,979
MTU Aero Engines AG	3,142	459,732
Total Germany		2,772,936

Great Britain (6.44%)
Intertek Group PLC	27,192	1,593,453
Unilever NV (ADR)	29,271	1,428,132
Total Great Britain		3,021,585

Hong Kong (6.21%)
AIA Group Ltd	167,900	1,519,589
Techtronic Industries Co Ltd	215,500	1,398,502
Total Hong Kong		2,918,091

India (1.24%)
HDFC Bank Ltd (ADR)	15,113	581,246

Indonesia (2.24%)
Bank Rakyat Indonesia Persero Tbk PT	5,679,750	1,051,677

Ireland (5.06%)
CRH PLC	65,471	1,785,177
Smurfit Kappa Group PLC	21,000	592,647
		2,377,824
Japan (13.86%)
Daikin Industries Ltd	9,500	1,158,955
ITOCHU Corp	97,100	2,017,014
Komatsu Ltd	50,500	831,960
Nomura Research Institute Ltd	65,900	1,396,686
Santen Pharmaceutical Co Ltd	64,000	1,101,496
Total Japan		6,506,111

Netherlands (3.62%)
ASML Holding NV	600	159,617
ASML Holding NV (ADR)	5,879	1,538,182
		1,697,799

Norway (0.98%)
Aker BP ASA	36,363	459,169

Singapore (3.07%)
DBS Group Holdings Ltd	110,350	1,439,196

Switzerland (6.76%)
Givaudan SA	346	1,071,025
Nestle SA (ADR)	17,456	1,797,793
Straumann Holding AG	400	298,238
Total Switzerland		3,167,056

Taiwan (4.31%)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	42,366	2,024,671

Thailand (2.06%)
Bangkok Bank PCL	312,300	970,659

Total Common Stock (Cost $49,403,544)		43,150,396

United States Treasury Bills (6.81%)
United States Treasury Bill (Cost $3,194,742)	3,200,000	3,199,357

Total Investments (Cost $52,598,286)(a) (98.71%)		46,349,753
Other Net Assets (1.29%)		603,503
Net Assets (100.00%)		$46,953,256

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $53,392,706

At March 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,297,942
Unrealized depreciation	(8,340,895)
Net unrealized depreciation	$(7,042,953)